PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 9.6%
39,191  Health Care Select
Sector SPDR Fund
$ 5,722,278
1.0
543,248  Vanguard FTSE
Developed Markets
ETF
27,613,296
5.0
185,367  Vanguard FTSE
Emerging Markets ETF
8,389,710
1.5
200,079  Vanguard Long-Term
Treasury ETF
11,526,551
2.1
Total Exchange-Traded
Funds
(Cost $48,837,276)
53,251,835
9.6
MUTUAL FUNDS: 90.4%
Affiliated Investment Companies: 90.4%
1,647,098  Voya High Yield Bond
Fund - Class R6
11,332,035
2.0
10,778,864  Voya Intermediate
Bond Fund - Class R6
94,422,846
16.9
2,602,735  Voya Large Cap Value
Portfolio - Class R6
16,917,776
3.0
1,721,968  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
16,582,553
3.0
6,120,128  Voya Multi-Manager
International Equity
Fund - Class I
66,586,993
12.0
1,671,344  Voya Multi-Manager
Mid Cap Value Fund
- Class I
15,526,790
2.8
220,240  Voya Russell
TM
Large
Cap Growth Index
- Class I
16,240,472
2.9
105,780  Voya Small Cap
Growth Fund - Class
R6
4,024,929
0.7
488,620  Voya Small Company
Fund - Class R6
6,826,028
1.2
7,261,437  Voya U.S. Stock Index
Portfolio - Class I
140,799,261
25.2
2,417,488  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
22,821,089
4.1
528,621  VY
®
Invesco Comstock
Portfolio - Class I
11,249,053
2.0
1,977,818  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
55,814,010
10.0
1,388,398  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
14,772,554
2.7
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
120,246  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 10,741,601
1.9
Total Mutual Funds
(Cost $475,887,873)
504,657,990
90.4
Total Long-Term
Investments
(Cost $524,725,149)
557,909,825
100.0
Total Investments in
Securities
(Cost $524,725,149) $ 557,909,825 100.0
Assets in Excess of
Other Liabilities 100,608 0.0
Net Assets $ 558,010,433 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 53,251,835 $ — $ — $ 53,251,835
Mutual Funds 504,657,990 — — 504,657,990
Total Investments, at fair value $ 557,909,825 $ — $ — $ 557,909,825
Liabilities Table
Other Financial Instruments+
Futures $ (46,233) $ — $ — $ (46,233)
Total Liabilities $ (46,233) $ — $ — $ (46,233)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 11,522,989 $ 296,332 $ (403,011) $ (84,275) $ 11,332,035 $ 188,272 $ 19,280 $ —
Voya Intermediate Bond Fund -
Class R6
91,991,315 4,671,248 (4,028,984) 1,789,267 94,422,846 1,021,823 (318,215) —
Voya Large Cap Value Portfolio -
Class R6
16,276,038 532,913 (307,303) 416,128 16,917,776 — 102,628 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
16,513,386 426,794 (788,193) 430,566 16,582,553 — 111,566 —
Voya Multi-Manager International
Equity Fund - Class I
67,174,600 969,854 (6,222,637) 4,665,176 66,586,993 — (147,791) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
13,466,067 2,710,667 (425,830) (224,114) 15,526,790 — (72,410) —
Voya Russell
TM
Large Cap Growth
Index - Class I
17,733,344 925,666 (380,854) (2,037,684) 16,240,472 — 259,587 —
Voya Short Duration Bond Fund -
Class R6
2,828,936 19,678 (2,845,584) (3,030) — 19,569 12,082 —
Voya Small Cap Growth Fund -
Class R6
5,248,950 92,284 (672,169) (644,136) 4,024,929 — 113,188 —
Voya Small Company Fund - Class
R6
9,440,644 270,570 (2,316,323) (568,863) 6,826,028 — 196,232 —
Voya U.S. Stock Index Portfolio -
Class I
140,321,760 10,229,727 (2,826,447) (6,925,779) 140,799,261 — 638,163 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
22,851,995 432,038 (1,099,116) 636,172 22,821,089 — (148,492) —
VY
®
Invesco Comstock Portfolio -
Class I
10,895,551 325,106 (249,156) 277,552 11,249,053 — 24,131 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
56,795,154 916,828 (1,878,154) (19,818) 55,814,010 — (37,075) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
13,517,832 2,725,219 (274,166) (1,196,331) 14,772,554 — 79,254 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2035 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 11,609,362 $ 593,959 $ (226,814) $ (1,234,906) $ 10,741,601 $ — $ 85,211 $ —
$ 508,187,923 $ 26,138,883 $ (24,944,741) $ (4,724,075) $ 504,657,990 $ 1,229,664 $ 917,339 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 27 06/20/25 $ 2,736,585 $ (45,885)
$ 2,736,585 $ (45,885)
Short Contracts:
U.S. Treasury 2-Year Note (14) 06/30/25 (2,900,406) (348)
$ (2,900,406) $ (348)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 34,912,642
Gross Unrealized Depreciation (1,727,966)
Net Unrealized Appreciation $ 33,184,676